Organization and principal activities - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Organization and principal activities
Total assets	¥ 528,871		¥ 761,233		$ 76,679
LIABILITIES
Total liabilities	776,008		826,262		$ 112,510
Total net revenues	74,568	$ 10,812	173,240	¥ 378,264
Net (loss)/income	(190,183)	(27,574)	(101,729)	(293,935)
Net cash provided by operating activities	(10,518)	(1,525)	(32,182)	56,963
Net cash provided by/(used in) investing activities	86,690	12,569	(119,464)	192,619
Net cash used in financing activities	¥ (57,892)	$ (8,393)	(132,334)	(286,639)
Contractual arrangement that could require the relevant PRC subsidiaries	0
Consolidated VIEs
Organization and principal activities
Total assets	¥ 170,829		307,249
LIABILITIES
Total liabilities	378,376		374,447
Total net revenues	51,536		147,883	352,604
Net (loss)/income	(74,607)		40,717	(111,765)
Net cash provided by operating activities	39,132		82,587	128,547
Net cash provided by/(used in) investing activities	(15,446)		(19,956)	289,956
Net cash used in financing activities	(30)		¥ (132,810)	¥ (666,659)
Assets of the VIEs and VIEs' subsidiaries that are collateral	¥ 0